Stock Options, Stock Appreciation Rights and Warrants (Details Textual 1)		1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 12, 2015 shares	Dec. 09, 2016 shares	Aug. 31, 2015 decimal $ / shares shares	Jun. 30, 2015 $ / shares shares	Dec. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2017 decimal $ / shares shares	Dec. 31, 2016 decimal $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2015 shares
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Stock options outstanding							4,562,000	4,724,000		4,728,000
Omagine director [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of stock options exercised				2,000
Exercise price of stock options (in dollars per share) | $ / shares				$ 0.51
Strategic Options [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Stock options outstanding							3,107,000
Stock options							192,000
Strategic Options [Member] | Independent Director [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted								125,000
Strategic Options [Member] | First Extension [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted	950,000
Estimated fair value | $						$ 541,215
Requisite service period						507 days
Share price | $ / shares						$ 1.91
Expected term						507 days
Expected volatility rate						147.00%
Risk free interest rate						0.32%
Pricing model						Black Scholes option pricing model
Strategic Options [Member] | Second Extension [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted		950,000
Estimated fair value | $					$ 59,660
Requisite service period					387 days
Share price | $ / shares					$ 0.78
Expected term					387 days
Expected volatility rate					91.45%
Risk free interest rate					0.85%
Pricing model					Black Scholes option pricing model
Strategic Options [Member] | Deputy Managing Director of Omagine LLC [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted							1,000,000	1,000,000
Exercise price | $ / shares								$ 1.25
Consultant to Omagine, shares hold								160,000
Expiration date								Mar. 31, 2017
Strategic Options [Member] | Officer [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted							1,685,000	1,685,000
Number of individuals | decimal							3	3
Strategic Options [Member] | Officers, Directors and Consultants [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted									2,915,000
Strategic Options [Member] | Fourth Extension [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted	1,965,000
Estimated fair value | $						$ 915,493
Requisite service period						507 days
Share price | $ / shares						$ 1.91
Expected term						507 days
Expected volatility rate						147.00%
Risk free interest rate						0.32%
Pricing model						Black Scholes option pricing model
Strategic Options [Member] | Fifth Extension [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted		1,965,000
Estimated fair value | $					$ 232,263
Requisite service period					387 days
Share price | $ / shares					$ 0.78
Expected term					387 days
Expected volatility rate					91.45%
Risk free interest rate					0.85%
Pricing model					Black Scholes option pricing model
Strategic Options Exercisable Price One [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted							1,965,000	1,965,000
Exercise price | $ / shares							$ 1.70	$ 1.70
Strategic Options Exercisable Price Two [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted							950,000	950,000
Exercise price | $ / shares							$ 2.55	$ 2.55
Stock Appreciation Rights (SARs) [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted			1,455,000				1,455,000
Expiration date			Dec. 31, 2017
Estimated fair value | $						$ 1,654,481
Requisite service period						854 days
Share price | $ / shares			$ 2.00			$ 1.60
Expected term						854 days
Expected volatility rate						147.00%
Risk free interest rate						0.28%
Pricing model						Black Scholes option pricing model
Stock options outstanding							1,455,000	1,455,000
Stock Appreciation Rights (SARs) [Member] | Independent Director [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted			15,000				15,000	15,000
Number of individuals | decimal			1				1	1
Stock Appreciation Rights (SARs) [Member] | Deputy Managing Director of Omagine LLC [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted			675,000				675,000	675,000
Stock Appreciation Rights (SARs) [Member] | Officer [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of shares, granted							750,000	750,000
Consultant to Omagine, shares hold							2.00
Number of individuals | decimal							3	3